SIGNIFICANT ACCOUNTING POLICIES - Intangible assets (Details)	12 Months Ended
Mar. 31, 2023
Field Trip Health Website
Disclosure of detailed information about intangible assets [line items]
Useful life	4 years
Field Trip Health Portal
Disclosure of detailed information about intangible assets [line items]
Useful life	4 years
Trip App
Disclosure of detailed information about intangible assets [line items]
Useful life	4 years
Software in process
Disclosure of detailed information about intangible assets [line items]
Useful life	0 years